Related Party Balances and Transactions (Details)						6 Months Ended
	Jan. 13, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Nov. 17, 2021 AUD ($)	Aug. 13, 2019 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Feb. 25, 2024	Jun. 30, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Line of credit debt financing					$ 15,000,000
Line of credit period	3 years
Interest rate	10.00%				8.00%
Undrawn line of credit amount					$ 12,000,000
Loan for the borrowers (in Dollars)				$ 700,000
Loans interest-bearing rate				10.00%
Line of credit amount	$ 1,000,000
Line of credit maturity date	Jan. 12, 2023
Outstanding amount						$ 500,000
Allowance for credit loss recognized						500,000
Services fees		$ 3,205	$ 25,000
Compensation amount									$ 28,615
Aeneas Management Limited [Member]
Related Party Balances and Transactions [Line Items]
Line of credit period					3 years
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees						13,333	$ 104,000
Services fees adjusted						21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees						13,018	101,542
Services fees adjusted						18,359	$ 143,200
Mr. Ian Huen [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount						27,333
Mr. Clark Cheng [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount						6,410
Mr. Darren Lui [Member]
Related Party Balances and Transactions [Line Items]
Remuneration amount						$ 6,667
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Voting interest						10.00%	10.00%
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage						50.00%	50.00%
Maximum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions [Line Items]
Percentage of equity interest								90.00%
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage						20.00%	20.00%
Minimum [Member] | Clark Cheng [Member]
Related Party Balances and Transactions [Line Items]
Percentage of equity interest								91.00%